Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 26,600	$ 26,100
Operating loss and capital loss carryforwards expiring by 2037	3,600
Valuation allowances	(1,494)	(1,456)
Unrecognized Tax Benefits	1,100	607	$ 838	$ 763
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	703	522
Interest and penalty expense (benefit) related to uncertain tax positions	35	5	$ 18
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	72	$ 60
Minimum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	50
Maximum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	300
Operating and capital loss carryforward [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	6,100
Foreign tax [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	$ 1,900